DEBT AND OTHER CREDIT ARRANGEMENTS	12 Months Ended
Aug. 31, 2013
Debt Disclosure [Abstract]
DEBT AND OTHER CREDIT ARRANGEMENTS
DEBT AND OTHER CREDIT ARRANGEMENTS
Monsanto has a $2 billion credit facility agreement with a group of banks that provides a senior unsecured revolving credit facility through Apr. 1, 2016. This facility was initiated to be used for general corporate purposes, which may include working capital requirements, acquisitions, capital expenditures, refinancing and support of commercial paper borrowings. The agreement also provides for European euro-denominated loans, letters of credit and swingline borrowings, and allows Monsanto to designate certain subsidiaries to borrow with a company guarantee. Covenants under this credit facility restrict maximum borrowings. There are no compensating balances, but the facility is subject to various fees, which are based on the company’s credit ratings. As of Aug. 31, 2013, Monsanto was in compliance with all debt covenants, and there were no outstanding borrowings under this credit facility.
Short-Term Debt

	As of Aug. 31,
(Dollars in millions)	2013	2012
Current Portion of Long-Term Debt	$11	$4
Notes Payable to Banks	40	32
Total Short-Term Debt	$51	$36

The fair value of total short-term debt was $51 million and $36 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively. The weighted average interest rate on notes payable to banks was 7 percent as of Aug. 31, 2013, and Aug. 31, 2012.
As of Aug. 31, 2013, the company did not have any outstanding commercial paper, but it had short-term borrowings to support ex-U.S. operations throughout the year, which had weighted-average interest rates as indicated above.
Long-Term Debt

	As of Aug. 31,
(Dollars in millions)	2013	2012
2.750% Senior Notes, Due 2016(1)	$300	$300
5.125% Senior Notes, Due 2018(1)	300	299
2.200% Senior Notes, Due 2022(1)	250	250
5.500% Senior Notes, Due 2025(1)	282	279
5.500% Senior Notes, Due 2035(1)	395	395
5.875% Senior Notes, Due 2038(1)	247	247
3.600% Senior Notes, Due 2042(1)	250	250
Other (including Capital Leases)	37	18
Total Long-Term Debt	$2,061	$2,038

(1)
Amounts are net of unamortized discounts. For the 5.500% Senior Notes due 2025, amount is also net of the unamortized premium of $32 million and $35 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

The fair value of total long-term debt was $2,231 million and $2,411 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

In November 2011, Monsanto filed a new shelf registration with the SEC (2011 shelf registration) that allows the company to issue an unlimited capacity of debt, equity and hybrid offerings. The 2011 shelf registration will expire in November 2014. In March 2009, the company entered into forward-starting interest rate swaps with a total notional amount of $250 million. The purpose of the swaps was to hedge the variability of the forecasted interest payments on the expected debt issuance that may result from changes in the benchmark interest rate before the debt was issued. In July 2012, the swaps were terminated. In July 2012, Monsanto issued $250 million of 2.200% Senior Notes under the 2011 shelf registration, which are due on July 15, 2022 (2022 Senior Notes). In August 2010, the company entered into forward-starting interest rate swaps with a total notional amount of $225 million. The purpose of the swaps was to hedge the variability of the forecasted interest payments on the expected debt issuance that may result from changes in the benchmark interest rate before the debt was issued. In July 2012, the swaps were terminated. In July 2012, Monsanto issued $250 million of 3.600% Senior Notes under the 2011 shelf registration, which are due on July 15, 2042 (2042 Senior Notes).
The net proceeds from the sale of the 2022 and 2042 Senior Notes were used for general corporate purposes, including refinancing of the company’s indebtedness.
The information regarding interest expense below reflects Monsanto’s interest expense on debt, customer financing and the amortization of debt issuance costs:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Interest Cost Incurred	$195	$212	$184
Less: Capitalized on Construction	23	21	22
Interest Expense	$172	$191	$162